Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012	$ 30,504	$ 3,714	$ 209,158	$ (192,621)	$ 10,253
Balance (in shares) at Dec. 31, 2012		25,415,400
Issuance of ordinary shares on exercise of warrants	297	8	289
Issuance of ordinary shares on exercise of warrants (in shares)		50,000
Stock-based compensation expense	959		959
Net loss	(41,683)			(41,683)
Other comprehensive income (loss)	(141)				(141)
Balance at Jun. 30, 2013	$ (10,064)	$ 3,722	$ 210,406	$ (234,304)	$ 10,112
Balance (in shares) at Jun. 30, 2013		25,465,400